Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ (16,268)	$ 6,323	$ 18,709
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	1,863	1,779	1,768
Amortization and accretion, net	(149)	(1,385)	(5,387)
Deferred income tax benefit	(3,733)	(7,173)	(1,803)
Gain on sale of securities available for sale	(673)	(5,558)	(4,565)
Gain on sale of securities held to maturity	(411)
Loss from investment in LLCs	126	128	117
Impairment loss on investment in LLCs		3,126
Impairment loss on investments	640
Impairment recovery on mortgage servicing rights	(67)	(12)	(43)
Gain from loans receivable held for sale	(29,279)	(36,617)	(29,042)
Provision for loan losses	49,394	30,500	11,250
Provision for loss on real estate owned	11,383	2,649	727
Origination of loans receivable held for sale	(1,599,313)	(1,765,568)	(1,563,400)
Sale of loans receivable held for sale	1,693,002	1,703,708	1,576,436
Stock based compensation - stock options	49	78	41
Changes in:
Net fair value of loan-related commitments	(381)	(661)	(637)
Accrued interest receivable	650	675	691
Accrued expenses, other liabilities, income taxes receivable and income taxes payable	390	(5,982)	2,144
Net cash provided by (used in) operating activities	107,223	(73,990)	7,006
Principal repayments of mortgage-backed securities:
Held to maturity	15,852	11,445	649
Available for sale	186	3,738	13,408
Principal repayments of mortgage loans receivable held for Investment	171,928	225,700	256,076
Principal repayments of other loans receivable	5,575	5,446	5,415
Principal repayments of investment securities:
Held to maturity	166	99
Available for sale	8,199	6	6
Loan origination - mortgage loans receivable held for Investment	(110,834)	(102,550)	(234,868)
Loan origination - other loans receivable	(3,030)	(3,158)	(4,355)
Purchase of mortgage loans receivable held for investment	(1,219)	(1,236)	(1,610)
Proceeds from sale (purchase) of Federal Home Loan Bank stock	2,322	10,766	(356)
Purchase of mortgage-backed securities held to maturity	(8,768)	(54,806)	(11,632)
Purchase of securities available for sale	(81,282)	(50,403)	(110,005)
Purchase of securities held to maturity			(1,283)
Proceeds from sale of mortgage-backed securities available for sale		51,154
Proceeds from sale of securities available for sale	26,916	46,461	96,135
Cash flows from investing activities (continued):
Proceeds from sale of securities held to maturity	1,491
Proceeds from sale of real estate owned	23,063	13,881	10,259
Purchases of premises and equipment, net	(2,461)	(2,242)	(562)
Investment in LLC	(1)	(7)	(479)
Other	(450)	(392)	(1,334)
Net cash provided by (used in) investing activities	47,653	153,902	15,464
Cash flows from financing activities:
Net (decrease) increase in customer and brokered deposit accounts	(123,812)	28,440	134,723
Proceeds from advances from Federal Home Loan Bank	128,000	98,000	444,000
Repayment of advances from Federal Home Loan Bank	(167,000)	(253,000)	(553,000)
Cash dividends paid		(3,540)	(7,080)
Change in escrows	(1,067)	971	402
Net cash provided by (used in) financing activities	(163,879)	(129,129)	19,045
Net increase (decrease) in cash and cash equivalents	(9,003)	(49,217)	41,515
Cash and cash equivalents at beginning of period	14,033	63,250	21,735
Cash and cash equivalents at end of period	5,030	14,033	63,250
Supplemental disclosure of cash flow information:
Cash paid for income taxes (net of refunds)	(2,823)	14,100	13,114
Cash paid for interest	20,653	30,704	41,812
Supplemental schedule of non-cash investing and financing activities:
Conversion of loans receivable to real estate owned	34,085	59,357	18,884
Conversion of real estate owned to loans receivable	5,804	344	391
Capitalization of originated mortgage servicing rights		5	10
Transfer of securities from held to maturity to available for sale		$ 8,361